Share capital	12 Months Ended
Dec. 31, 2021
Share capital [Abstract]
Share capital	Share capital
Authorized
400,000,000 Common shares, without par value
20,000,000 Class B Common shares, without par value
10,000,000 Preferred shares, issuable in series, without par value
Issued

	2021		2020		January 1, 2020
				Currency remeasurement		Currency remeasurement
	Number	Amount	Number	Amount	Number	Amount
Common	103,647,256	$3,402	66,397,144	$481	66,381,289	$480
Class B Common	2,281,478	—	2,281,478	—	2,281,478	—
Total Common	105,928,734	$3,402	68,678,622	$481	68,662,767	$480
As part of the Norbord Acquisition, we issued 54,484,188 Common shares of West Fraser at a price of US$63.90 per share (CAD$81.94 per share) for $3,482 million. The price per share was based on the West Fraser Common shares’ closing price as listed on the TSX on January 29, 2021, and a CAD-USD exchange rate of 0.7798.
For the year ended December 31, 2021, we issued 131,452 Common shares under our share option plans (2020 - 1,000 Common shares) and 2,946 Common shares under our employee share purchase plan (2020 - 14,855 Common shares).
Rights and restrictions of Common shares
Our Class B Common shares are equal in all respects to our Common shares, including the right to dividends and the right to vote, and are exchangeable on a one-for-one basis for Common shares. Our Common shares are listed for trading on the TSX and NYSE, while our Class B Common shares are not. Certain circumstances or corporate transactions may require the approval of the holders of our Common shares and Class B Common shares on a separate class by class basis.
On February 1, 2021, West Fraser listed its Common shares on the NYSE and began trading under the symbol WFG. At the same time, the symbol on the TSX was also changed to WFG.
Share repurchases
On February 17, 2021, we renewed our normal course issuer bid (“NCIB”) allowing us to acquire an additional 6,044,000 Common shares for cancellation until the expiry of the bid on February 16, 2022. On June 11, 2021, we amended our NCIB, allowing us to acquire an additional 3,538,470 Common shares for an aggregate of 9,582,470 Common shares. For the year ended December 31, 2021, we repurchased 7,059,196 Common shares at an average price of US$74.60 (CAD$92.79) per share under this NCIB.
On August 20, 2021, we completed a substantial issuer bid pursuant to which we purchased for cancellation a total of 10,309,278 common shares at a price of CAD$97.00 (US$76.84) per Common share for an aggregate purchase price of CAD$1.0 billion.